BEA Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Suzanne E. Moran
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Michael A. Pignataro
DIRECTOR                        SECRETARY
Lawrence J. Fox                 Wendy S. Setnicka
DIRECTOR                        VICE PRESIDENT
James S. Pasman, Jr.            AND ASSISTANT SECRETARY
DIRECTOR                        Paul P. Stamler
Richard J. Lindquist            TREASURER
PRESIDENT AND CHIEF INVESTMENT  John M. Corcoran
OFFICER                         ASSISTANT TREASURER
Gregg M. Diliberto
INVESTMENT OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
--------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Company
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan is included at the back of this report.

                                     [LOGO]

                     BEA Strategic Global Income Fund, Inc.

                                     [LOGO]

                              FIRST QUARTER REPORT
                                 March 31, 1997

BEA STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                                  May 13, 1997

We are pleased to report on the activities of the BEA Strategic Global Income Fund, Inc. ("the Fund"), formerly BEA Strategic Income Fund, Inc., for the quarter ended March 31, 1997. Please note, the Fund recently revised its investment policies to allow investment in emerging market debt securities. Accordingly, shareholders approved changing the Fund's name at its meeting held on May 12, 1997 in order to reflect its enlarged capacity to invest on a worldwide basis.

    At March 31, 1997, the Fund's net asset value ("NAV") was $10.29, compared to an NAV of $10.37 at December 31, 1996. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.255 per share) for the period was 1.93%. At March 31, 1997, $53.8 million was invested in high-yield debt securities; $7.7 million was invested in emerging-market debt securities; $12.7 million was invested in domestic, investment-grade debt securities; $7.8 million was invested in international, investment-grade securities; and the balance of the Fund's investments, $5.8 million, was invested in equity securities. The investment-grade component consisted of domestic government obligations, short and intermediate-term mortgages, asset-backed securities, global government bonds and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (38.6%) was in B-rated issues.

THE MARKET

    The first quarter was a tale of two markets for U.S. fixed income sectors generally. In the first, which lasted roughly through mid-March, bond prices mostly reflected jitters about a possible increase in interest rates by the Federal Reserve. The jitters were intensified in February by comments from Fed chairman Alan Greenspan to the effect that equities and high yield securities were overvalued. The second phase comprised the last two-three weeks in March, in which the jitters strengthened into fears. Such fears were realized on March 25th, when the Fed hiked short-term rates by 25 basis points (the first increase since early 1995).

    Performance both of the investment-grade and high yield sectors reflected the shift in investor attitude from the first market phase to the second. As represented by the Lehman Brothers Aggregate Bond Index, investment-grade's 0.55% gain through February was more than wiped out by its 1.11% drop in March. Furthermore, after generating positive returns through February, all of the Index's subsectors posted negative results in March. Only mortgage-backed and asset-backed securities showed gains for the quarter as a whole.

    High yield instruments followed a similar pattern. The Salomon Brothers High-Yield Market Index, for example, fell 1.03% in March after rising 2.47% through February. We note that, despite the March decline, the Salomon index's 1.41% return for the entire quarter is considerably better than the quarterly results posted by most other taxable fixed income sectors.

    The high yield market continued to enjoy strong demand, both from individuals and institutions. According to Chase Securities, individuals invested $4.2 billion in high yield mutual funds, an increase of about 70% over the $2.5 billion invested in the first quarter of 1996. Fund flow trends dramatically changed in March, however, as $335 million was withdrawn, following an inflow of well over $4 billion in January and February combined.

    As measured by the level of new issues, institutional appetite for high yield was more consistent. Aggregate new issuance for the quarter was $25.8 billion, up about 40% vs. the $18.4 billion issued in the same period last year, and rose monthly in January, February and March.

    Among international debt markets, the first quarter was difficult for those of developed-nations, as the impact of two of 1996's primary market influences intensified. The latter were the fear of higher U.S. interest rates and the continuing strength of the dollar. On a local-currency basis, most developed-nation returns within the J.P. Morgan Global Government Bond Index ("GBI") were positive or marginally negative, while all were decidedly negative when expressed in dollar terms.

    By contrast, the strong dollar did not hurt most emerging debt markets as much, whether collectively or individually. J.P. Morgan's Emerging Market Bond Index ("EMBI") rose 1.4% and EMBI nations accounted for seven of the quarter's 10 best-performing world debt markets when GBI and EMBI markets are combined.

PORTFOLIO REVIEW

    The factor primarily responsible for the Fund's outperformance of the broad high yield market in the first quarter was the strength of its international holdings which, in turn, was mainly attributable to country selection and our view on world currencies. More specifically:

- We took profits in markets whose prices, we felt, had reached unsustainable levels. Most notable among these were the higher-yielding European nations (particularly Italy, Spain and Sweden).

- In what can be considered an inverse form of country selection, we chose not to reinvest much of the proceeds from these and other sales and held it as cash instead.

- We began reallocating the Fund's international sector to emerging markets, most prominently Mexico and Russia.

- We overweighted the Fund's dollar position based on our belief that the dollar would significantly appreciate against the yen and deutschemark (which did occur) and realized some of the resulting gains. Despite the dollar's early-May weakness, we continue to be optimistic about its strength over the next few months.

    An additional factor in the Fund's outperformance was its emphasis on generating income rather than price appreciation. Principally, the Fund had relatively larger holdings of conventional cash-paying debt and smaller holdings of deferred-interest securities ("DIS"). As most typically represented by zero-coupon bonds, DIS tend to perform worse than cash-paying debt when interest rates are rising and better when rates fall. This pattern applied in March, when DIS performed far worse than the cash-pay sector. Chase Securities calculates that the yield spread between DIS and cash-pay widened by 45 basis points. Since only a small portion of total portfolio assets is invested in DIS, the Fund benefited accordingly.

    Our high yield industry allocations remained essentially unchanged during the quarter, as did our views on individual-industry fundamentals. Telecommunications and gaming continued as the portfolio's largest overweights relative to the broad market, while the utilities group was the most significant underweight.

    The positive performance achieved by the domestic and international investment-grade portions of the Fund was attributable to the overall approach of favoring certain "spread products" (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) versus Treasuries that had proven successful in 1996. Three sectors were most significant in this regard:

-  We maintained a defensive posture toward corporate debt by focusing on  bonds
   consistent   with  our  themes  of  balance-sheet  deleveraging  and  company restructuring.

- We increased the allocation to conventional pass-through mortgage-backed securities ("MBS") in the portfolio in late 1996 in the belief that yield-hungry and value-conscious investors would opt to increase their exposure. This approach proved effective, as MBS enjoyed a solid rally in December and January. We chose to realize some of the resulting gains in the Fund's pass-through allocation by selling a modest portion into the market's strength.

- The Fund's investment policies were amended during the quarter to allow investment in emerging market debt. We have gradually reallocated assets into below-investment-grade securities of emerging nations, thus increasing the Fund's yield and diversification.

OUTLOOK

    HIGH YIELD. Like most fixed income sectors, high yield became increasingly volatile as 1997 began, in anticipation of a long-expected increase in interest rates by the Federal Reserve. Such volatility continued even after the Fed finally raised rates in late March. Our near-term view, therefore, is one of caution, and we are closely monitoring economic and financial news accordingly.

    A cautious approach is particularly appropriate in light of high yield instruments' sensitivity not only to the interest-rate environment, but also to investor perceptions of corporate earnings as reflected by fluctuations in the prices of specific equities. With this in mind, we note that near-term volatility on an individual-credit basis should also be driven by the high seasonal level of equity-related earnings announcements.

    The longer-term picture for high yield remains bright. The macroeconomic climate continues to be favorable, default risk should stay low and general corporate performance is expected to stay positive. We consider two other factors notably auspicious, as well. First, the rapid growth of retirement plan assets is compelling institutions to seek new ways of diversifying their portfolios' overall risk. Second, many institutions have already added emerging markets debt (whose credit quality is similar to that of high yield) to their asset mixes and, therefore, are becoming more comfortable with the concept of below-investment-grade fixed income.

    INVESTMENT-GRADE. We also are maintaining a watchful view on the domestic investment-grade sector. Going forward, then, we have positioned our holdings in a generally defensive manner by raising the portfolio's allocation to relatively low-risk, liquid government securities; adhering to our preference in corporate debt for individual issues rather than industry bets; and keeping the MBS allocation duration-neutral.

    INTERNATIONAL. Looking ahead, it appears unlikely that the strong performance of global fixed income in 1996 will persist throughout 1997. This scenario is even more probable now that the Fed has altered the investment landscape by raising short-term U.S. interest rates and moving toward a generally pro-tightening stance. For the time being, then, we feel it is most appropriate to exercise caution in reallocating assets from investment-grade, international bonds into emerging market debt securities.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

               [SIG]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

                 [SIG]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (83.2%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (61.9%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.6%)
      (3) GPA Holland B.V.
          Series C, Medium Term Notes
          8.625%, 1/15/99                                   N/R       $     500  $   501,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (4.6%)
      (8) Australis Media Ltd.
          Yankee Units
          0.00%, 5/15/03                                    Caa             225      137,062
   (3)(8) Capstar Broadcasting Partners, Inc.
          Sr. Discount Notes
          0.00%, 2/1/09                                     N/R             500      273,750
         Chancellor Radio Broadcasting Co.
          Gtd. Sr. Sub. Notes
          12.50%, 10/1/04                                    B3             375      419,531
      (8) EchoStar Communications Corp.
          Gtd. Sr. Discount Notes
          0.00%, 6/1/04                                      B2             750      641,250
         Pegasus Media & Communications, Inc.
          Series B, Notes
          12.50%, 7/1/05                                     B3             500      547,500
         Sinclair Broadcast Group
          Sr. Sub. Notes
          10.00%, 9/30/05                                    B2             300      298,500
      (8) Spanish Broadcasting
          System, Inc.
          Sr. Notes
          7.50%, 6/15/02                                     B3             250      263,750
         United International Holdings
          Sr. Secured Discount Notes
          Zero Coupon, 11/15/99                              B3           1,000      715,000
         Univision Network Holding L.P.
          Sub. Notes
          Zero Coupon, 12/17/02                             N/R             573      521,498
         Young Broadcasting, Inc.
          Series B, Gtd. Sr. Sub. Notes
          9.00%, 1/15/06                                     B2             200      190,000
                                                                                 -----------
               GROUP TOTAL                                                         4,007,841
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.3%)
   (3)(8) Real Time Data, Inc.
          Units
          0.00%, 8/15/06                                    N/R             500      270,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (5.1%)
      (3) Adelphia Communications Corp.
          Sr. Notes
          9.875%, 3/1/07                                    N/R             250      231,875

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
   (3)(8) Australis Holdings Pty Ltd.
          Yankee Units
          0.00%, 11/1/02                                     B2       $     250  $   154,063
         Cablevision System Corp.
          Sr. Sub. Debentures
          9.875%, 2/15/13                                    B2             250      245,312
         Charter Communications Southeast L.P.
          Series B, Sr. Notes
          11.25%, 3/15/06                                    B3             250      258,750
         Comcast Corp.
          Sr. Sub. Notes
          9.125%, 10/15/06                                   B1             250      247,500
      (8) Comcast UK Cable Partners Ltd.
          Yankee Sr. Debentures
          0.00%, 11/15/07                                    B2             500      325,000
   (3)(8) DIVA Systems Corp.
          Units
          0.00%, 5/15/06                                    N/R             900      482,625
      (4) Falcon Holding Group L.P.
          Sr. Sub. Notes
          11.00%, 9/15/03                                   N/R             441      383,525
         Helicon Group L.P.
          Series B, Sr. Secured Notes
          11.00%, 11/1/03                                    B1             650      657,312
         Lenfest Communications, Inc.
          Sr. Sub. Notes
          10.50%, 6/15/06                                    B2             500      510,000
         NTL, Inc.:
      (3) Sr. Notes
          10.00%, 2/15/07                                   N/R             250      240,625
      (8) Series B, Sr. Deferred Coupon Notes
          0.00%, 2/1/06                                      B3             500      310,000
      (3) OpTel, Inc.
          Units
          13.00%, 2/15/05                                    B3             250      239,375
      (8) Telewest Communications plc
          Yankee Sr. Sub. Discount Debentures
          0.00%, 10/1/07                                     B1             250      167,500
                                                                                 -----------
               GROUP TOTAL                                                         4,453,462
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (2.9%)
      (8) Harris Chemical N.A.
          Sr. Secured Debentures
          10.25%, 7/15/01                                    B2             300      300,000
      (3) ISP Holdings Inc.
          Sr. Notes
          9.75%, 2/15/02                                    Ba3             433      450,320
         NL Industries Inc.:
          Sr. Secured Debentures
          11.75%, 10/15/03                                   B1             250      262,500
      (8) Sr. Secured Discount Debentures
          0.00%, 10/15/05                                    B2             400      359,000
         Rexene Corp.
          Sr. Notes
          11.75%, 12/1/04                                    B1             400      448,000

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) Texas Petrochemicals Corp.
          Series B, Sr. Sub. Notes
          11.125%, 7/1/06                                   N/R       $     200  $   210,000
         UCC Investor's Holdings, Inc.
          Sr. Sub. Notes
          11.00%, 5/1/03                                     B3             500      530,000
                                                                                 -----------
               GROUP TOTAL                                                         2,559,820
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.3%)
         Presley Companies
          Sr. Notes
          12.50%, 7/1/01                                     B3             250      243,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.6%)
   (3)(8) Coinstar Inc.
          Units
          0.00%, 10/1/06                                    N/R             600      435,000
         Jordan Industries, Inc.
          Sr. Notes
          10.375%, 8/1/03                                    B3             500      492,500
      (2) Marvel III Holdings, Inc.
          Series B, Sr. Secured Debentures
          9.125%, 2/15/98                                     C             700      133,000
      (3) Renaissance Cosmetics, Inc.
          Sr. Notes
          11.75%, 2/15/04                                    B3             250      251,562
         Revlon Consumer Products, Inc.
          Series B, Sr. Sub. Notes
          10.50%, 2/15/03                                    B3             250      263,750
      (3) Revlon Worldwide (Parent) Corp.
          Sr. Secured Discount Notes
          Zero Coupon, 3/15/01                               B3             500      316,250
      (4) Town & Country Corp.
          Sr. Sub. Notes
          13.00%, 5/31/98                                   Caa             616      378,882
                                                                                 -----------
               GROUP TOTAL                                                         2,270,944
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (0.9%)
         Advanced Micro Devices, Inc.
          Sr. Secured Notes
          11.00%, 8/1/03                                    Ba1             250      274,375
      (6) Unisys Corp.
          Sr. Notes
          11.75%, 10/15/04                                   B1             500      522,500
                                                                                 -----------
               GROUP TOTAL                                                           796,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (2.4%)
         Dual Drilling Co.
          Gtd. Sr. Sub. Notes
          9.875%, 1/15/04                                    B1             250      270,000
         Falcon Drilling Co., Inc.
          Series B, Sr. Notes
          9.75%, 1/15/01                                    Ba3             375      388,125
      (3) Forcenergy Inc.
          Sr. Sub. Notes
          8.50%, 2/15/07                                     B2             250      232,500
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Gulf Canada Resources Ltd.
          Yankee Sr. Sub. Debentures
          9.25%, 1/15/04                                    Ba2       $     450  $   465,750
      (3) H.S. Resources, Inc.
          Sr. Sub. Notes
          9.25%, 11/15/06                                    B2             250      235,000
         Maxus Energy Corp.:
         Notes
          9.375%, 11/1/03                                    B1             100      102,000
         Series B, Notes
          9.375%, 11/1/03                                    B1             250      255,000
      (8) Mesa Operating Co.
          Gtd. Sr. Sub. Discount Notes
          0.00%, 7/1/06                                      B2             250      168,750
                                                                                 -----------
               GROUP TOTAL                                                         2,117,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.9%)
         American Skiing Company
          Series B, Sr. Sub. Notes
          12.00%, 7/15/06                                    B3             200      204,000
      (3) Booth Creek Ski Holdings, Inc.
          Sr. Notes
          12.50%, 3/15/07                                   Caa             250      245,312
         Genmar Holdings, Inc.
          Series A, Sr. Sub. Notes
          13.50%, 7/15/01                                   Caa             500      503,750
      (8) Imax Corp.,
          Yankee Sr. Notes
          7.00%, 3/1/01                                      B1             250      245,938
         PTI Holdings, Inc.
          Sub. Notes
          Zero Coupon, 12/17/02                             N/R             507      461,293
                                                                                 -----------
               GROUP TOTAL                                                         1,660,293
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.9%)
         American Banknote Corp.
          Series B, Sr. Notes
          11.625%, 8/1/02                                    B2             250      249,688
         Consorcio G Grupo Dina S.A./ MCII Holdings
          (U.S.A.), Inc. Sr. Secured Notes
          Zero Coupon, 11/15/02                             N/R             400      344,500
      (2) Westfed Holdings
          Sr. Debentures
          15.50%, 9/15/99                                   N/R             250      170,000
                                                                                 -----------
               GROUP TOTAL                                                           764,188
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.8%)
      (4) General Medical Corp.
          Series A, Sub. Debentures
          12.125%, 8/15/05                                  Caa             633      702,630
         Health O Meter, Inc.
          Units
          13.00%, 8/15/02                                    B3             500      562,500
         Regency Health Services, Inc.
          Gtd Sr. Sub. Notes
          9.875%, 10/15/02                                   B2             300      303,000
                                                                                 -----------
               GROUP TOTAL                                                         1,568,130
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.1%)
         Atlantis Group, Inc.
          Sr. Notes
          11.00%, 2/15/03                                    B2       $     250  $   255,000
      (3) CSK Auto Inc.
          Sr. Sub. Notes
          11.00%, 11/1/06                                    B3             400      413,000
      (3) Delco Remy International, Inc.
          Gtd. Sr. Sub. Notes
          10.625%, 8/1/06                                    B2             250      262,500
         Haynes International, Inc.
          Sr. Notes
          11.625%, 9/1/04                                    B3             250      269,063
         MVE Inc.
          Sr. Secured Debentures
          12.50%, 2/15/02                                    B3             500      523,125
      (3) SRI Receivables
          Purchase Co., Inc.
          Trust Certificate-Backed Notes
          12.50%, 12/15/00                                  N/R             500      517,500
         Specialty Equipment Companies, Inc.
          Sr. Sub. Notes
          11.375%, 12/1/03                                   B3             700      745,500
         Terex Corp.
          Series B, Sr. Secured Notes
          13.25%, 5/15/02                                   Caa             500      546,875
                                                                                 -----------
               GROUP TOTAL                                                         3,532,563
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (3.4%)
         Algoma Steel, Inc.
          Yankee First Mortgage Notes
          12.375%, 7/15/05                                   B1             500      532,500
         Armco, Inc.
          Sr. Notes
          11.375%, 10/15/99                                  B2             250      255,000
         Bayou Steel Corp.
          First Mortgage Notes
          10.25%, 3/1/01                                     B2             300      288,000
         Gulf States Steel, Inc.
          First Mortgage Notes
          13.50%, 4/15/03                                    B1             250      242,500
         NS Group Inc.
          Sr. Secured Debentures
          13.50%, 7/15/03                                    B3             250      275,000
         Republic Engineered Steel, Inc.
          First Mortgage Bonds
          9.875%, 12/15/01                                  Caa             350      311,500
         Sheffield Steel Corp.
          First Mortgage Notes
          12.00%, 11/1/01                                   Caa             500      470,625
         WCI Steel Inc.
          Series B, Sr. Notes
          10.00%, 12/1/04                                    B2             250      254,375
         Weirton Steel Corp.
          Sr. Notes
          11.375%, 7/1/04                                    B2             300      300,000
                                                                                 -----------
               GROUP TOTAL                                                         2,929,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (3.7%)
         Container Corp. of America
          Gtd. Sr. Notes
          9.75%, 4/1/03                                      B1       $     250  $   260,000
   (3)(8) Crown Packaging Enterprises Ltd.
          Units
          0.00%, 8/1/06                                      Ca             775      143,375
   (6)(8) Crown Packaging Holdings Ltd.
          Series B, Sr. Sub.
          Discount Notes
          0.00%, 11/1/03                                     Ca           1,050      378,000
         Four M Corp.
          Series B, Sr. Secured Notes
          12.00%, 6/1/06                                     B2             350      357,000
      (8) Gaylord Container Corp.
          Sr. Sub. Discount Debentures
          12.75%, 5/15/05                                   Caa             500      545,000
      (8) Ivex Holdings Corp.
          Series B, Sr. Discount Debentures
          0.00%, 3/15/05                                    Caa           1,250    1,028,125
      (3) Spinnaker Industries Inc.
          Sr. Secured Notes
          10.75%, 10/15/06                                   B3             250      251,875
      (3) Stone Container Finance Co.
          Yankee Gtd. Sr. Notes
          11.50%, 8/15/06                                    B1             250      252,188
                                                                                 -----------
               GROUP TOTAL                                                         3,215,563
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.3%)
         Fort Howard Corp.
          Sub. Notes
          10.00%, 3/15/03                                    B2             500      525,000
         Mail-Well Corp.
          Sr. Sub. Notes
          10.50%, 2/15/04                                    B2             500      522,500
         Malette, Inc.
          Yankee Sr. Secured Debentures
          12.25%, 7/15/04                                   Ba3             150      165,000
      (6) Repap New Brunswick, Inc.
          Yankee Sr. Secured Debentures
          10.625%, 4/15/05                                  Caa             250      247,813
         Repap Wisconsin, Inc.
          Sr. Secured Debentures
          9.875%, 5/1/06                                     B2             250      243,750
         Stone-Consolidated Corp.
          Yankee Sr. Secured Debentures
          10.25%, 12/15/00                                  Ba1             250      265,625
                                                                                 -----------
               GROUP TOTAL                                                         1,969,688
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.3%)
      (8) InterAct Systems, Inc.
          Units
          0.00%, 8/1/03                                     N/R             400      220,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.7%)
         Boomtown, Inc.
          First Mortgage Notes
          11.50%, 11/1/03                                    B1       $     500  $   536,250
         Casino America, Inc.
          Gtd. Sr. Notes
          12.50%, 8/1/03                                     B1             250      240,625
      (3) Casino Magic of Louisiana, Corp.
          First Mortgage Notes
          13.00%, 8/15/03                                    B3             600      582,000
      (4) Colorado Gaming & Entertainment, Co.
          Gtd. Sr. Notes
          12.00%, 6/1/03                                    N/R             343      338,386
      (2) Elsinore Corp.
          First Mortgage Notes
          12.50%, 10/1/00                                   N/R             100       52,000
         G.B. Property Funding Corp.
          Gtd. First Mortgage Notes
          10.875%, 1/15/04                                   B3             450      369,000
         HMC Acquisition Properties
          Series B, Gtd. Sr. Notes
          9.00%, 12/15/07                                   Ba3             450      443,250
         Horseshoe Gaming L.L.C.
          Series B, Sr. Notes
          12.75%, 9/30/00                                    B1             375      406,875
         Mohegan Tribal Gaming Authority
          Series B, Sr. Secured Notes
          13.50%, 11/15/02                                  Ba1             200      263,250
         Prime Hospitality Corp.
          Secured First Mortgage Notes
          9.25%, 1/15/06                                    Ba2             250      254,375
         Trump Atlantic City Associates
          Secured First Mortgage Notes
          11.25%, 5/1/06                                     B1             250      227,500
         Trump's Castle Funding, Inc.
          Mortgage Bonds
          11.75%, 11/15/03                                  Caa             250      192,500
      (3) Waterford Gaming L.L.C./ Waterford Gaming
          Finance Corp.
          Sr. Notes
          12.75%, 11/15/03                                  N/R             200      213,250
                                                                                 -----------
               GROUP TOTAL                                                         4,119,261
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (5.3%)
      (6) Brylane L.P.
          Gtd. Sr. Sub. Notes
          10.00%, 9/1/03                                     B1             500      525,000
      (2) County Seat Stores, Inc.
          Sr. Sub. Notes
          12.00%, 10/1/02                                    Ca             500      150,000
         Dairy Mart Convenience Stores, Inc.
          Sr. Sub. Notes
          10.25%, 3/15/04                                    B3             376      370,360
         Duane Reade Corp.
          Sr. Notes
          12.00%, 9/15/02                                    B3             150      158,625
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Farm Fresh, Inc.:
          Series A, Sr. Notes
          12.25%, 10/1/00                                   Caa       $     150  $   126,000
         Sr. Notes
          12.25%, 10/1/00                                   Caa             500      420,000
         Great American Cookie Co.
          Series B, Sr. Secured Debentures
          10.875%, 1/15/01                                   B3             500      482,500
         Hills Stores Co.
          Gtd. Sr. Notes
          12.50%, 7/1/03                                     B2             350      301,000
         K Mart Corp.
          Debentures
          7.75%, 10/1/12                                    Ba3             200      176,750
         Parisian, Inc.
          Sr. Sub. Notes
          9.875%, 7/15/03                                    B1             250      257,500
         Pathmark Stores, Inc.:
      (8) Jr. Sub. Notes
          0.00%, 11/1/03                                    Caa             850      565,250
         Sr. Sub. Notes
          9.625%, 5/1/03                                     B3             500      471,250
         Waban, Inc.
          Sr. Sub. Notes
          11.00%, 5/15/04                                   Ba3             550      613,250
                                                                                 -----------
               GROUP TOTAL                                                         4,617,485
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (12.6%)
      (8) American Communications Services, Inc.
          Sr. Discount Notes
          0.00%, 11/1/05                                    N/R           1,000      603,750
         Brooks Fiber Properties, Inc.
          Sr. Discount Notes:
      (8) 0.00%, 3/1/06                                     N/R             450      279,000
      (8) 0.00%, 11/1/06                                    N/R             300      178,500
         Cellular Communications International, Inc.
          Units
          Zero Coupon, 8/15/00                               B3             700      497,000
      (8) Dial Call Communications
          Sr. Discount Notes
          0.00%, 4/15/04                                     B3             700      519,750
      (8) Diamond Cable Communications plc
          Yankee Discount Notes
          0.00%, 12/15/05                                    B3             800      512,000
   (3)(8) GST Telecommunications, Inc.
          Conv. Sr. Sub. Discount Notes
          0.00%, 12/15/05                                   N/R             100       60,000
      (8) GST USA, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 12/15/05                                   N/R             800      512,000
      (3) Geotek Communications, Inc.
          Conv. Sr. Sub. Notes
          12.00%, 12/15/01                                  Caa             350      280,000
      (8) Hyperion Telecommunications, Inc.
          Series B, Sr. Discount Notes
          0.00%, 4/15/03                                    N/R             750      405,000

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         ICG Holdings, Inc.
          Sr. Discount Notes
      (8) 0.00%, 9/15/05                                    N/R       $     350  $   234,500
   (3)(8) 0.00%, 3/15/07                                    N/R           1,000      560,000
         InterMedia Capital Partners IV
          L.P./InterMedia Partners IV Capital Corp.
          Sr. Notes
          11.25%, 8/1/06                                     B2             250      261,250
         Intermedia Communications, Inc.
          Series B, Sr. Notes
          13.50%, 6/1/05                                     B3             300      338,250
      (8) MFS Communications Co., Inc.
          Discount Notes
          0.00%, 1/15/04                                    Ba3             350      315,000
   (3)(8) McCaw International Ltd.
          Units
          0.00%, 4/15/07                                    N/R             750      360,000
      (8) Nextel Communications, Inc.
          Sr. Notes
          0.00%, 8/15/04                                     B3             500      340,000
         Orbcomm Global L.P./ Orbcomm Global Capital
          Corp.
          Series B, Gtd. Sr. Notes
          14.00%, 8/15/04                                    B3             250      250,000
         Orion Network Systems, Inc.
          Units
          11.25%, 1/15/07                                    B2             250      247,500
      (8) Pagemart Nationwide, Inc.
          Sr. Discount Notes
          0.00%, 2/1/05                                     N/R             750      533,437
         Petersburg Long Distance Inc.:
      (3) Conv. Sub. Notes
          9.00%, 6/1/06                                     N/R              80       80,400
   (3)(8) Units
          0.00%, 6/1/04                                     N/R             560      483,000
      (8) PriCellular Wireless Corp.
          Discount Notes
          0.00%, 10/1/03                                     B3             450      400,500
         Sprint Spectrum L.P./Sprint Spectrum Finance
          Corp.
          Sr. Notes
          11.00%, 8/15/06                                    B2             450      477,000
         TCI Satellite Entertainment, Inc.:
   (3)(8) Sr. Sub. Discount Notes
         0.00%, 2/15/07                                      B3             150       68,250
      (3) Sr. Sub. Notes
          10.875%, 2/15/07                                  N/R             200      180,000
         Teleport Communications Group, Inc.:
      (8) Sr. Discount Notes
          0.00%, 7/1/07                                      B1             550      368,500
         Sr. Notes
          9.875%, 7/1/06                                     B1             250      258,750
      (3) UNIFI Communications, Inc.
          Units
          14.00%, 3/1/04                                    N/R             250      257,500
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------

      (8) Videotron Holdings plc
          Yankee Discount Notes
          0.00%, 8/15/05                                     B3       $   1,000  $   790,000
         Western Wireless Corp.
          Sr. Sub. Notes
          10.50%, 2/1/07                                     B3             250      250,625
      (8) Wireless One, Inc.
          Units
          0.00%, 8/1/06                                      B3             250       67,500
                                                                                 -----------
               GROUP TOTAL                                                        10,968,962
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.3%)
         Collins & Aikman Products
          Sr. Sub. Notes
          11.50%, 4/15/06                                    B3             250      276,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (0.9%)
         CHC Helicopter Corp.
          Yankee Sr. Sub. Notes
          11.50%, 7/15/02                                    B3             250      258,750
         USAir, Inc.
          Gtd. Sr. Notes
          10.00%, 7/1/03                                     B3             500      504,375
                                                                                 -----------
               GROUP TOTAL                                                           763,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $54,477,623)                                                              53,825,450
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (2.3%)
--------------------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
         15-Year TBA
          6.50%, 4/1/12                                      Aaa      $     650  $   625,625
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.2%)
         30-Year TBA
          7.50%, 4/1/27                                      Aaa            510      500,438
         Various Pools:
         11/1/25-12/1/25                                     Aaa            531      509,028
                                                                                 -----------
               GROUP TOTAL                                                         1,009,466
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES DEPARTMENT OF VETERANS AFFAIRS (0.4%)
         Vendee Mortgage Trust
          REMIC, Series 1995-2B, Class 2D
          7.50%, 10/15/17                                    N/R            350      345,187
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $2,025,066)                                                                1,980,278
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
--------------------------------------------------------------------------------------------
-----------------
         Asset Securitization Corp.:
         Series 1995-MD4, Class A1
          7.10%, 8/13/29                                    N/R             191      188,458
         Series 1996-MD6, Class A6
          7.10%, 11/13/26                                  Baa2             230      225,651
         Drexel, Burnham & Lambert Trust REMIC-PAC,
          Series S, Class 2
          9.00%, 8/1/18                                     Aaa             685      686,500
         Kidder Peabody Acceptance Corp.
          Series 1993-M3, Class A
          6.50%, 11/25/25                                   Aaa              59       58,477
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,192,877)                                                                1,159,086
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (4.9%)
--------------------------------------------------------------------------------------------
-----------------
         Green Tree Financial Corp. Manufactured
          Housing Installment Sale Contracts:
          Series 1993-4, Class B1
          7.20%, 1/15/19                                   Baa3           1,043    1,028,002
         Series 1995-4, Class A3
          6.30%, 7/15/25                                    Aaa           1,650    1,630,398
         Series 1995-6, Class A3
          6.65%, 9/15/26                                    Aaa             410      408,589
      (9) Merrill Lynch Home Equity Acceptance Trust,
          Series 1994-A, Class A-2
          6.25%, 7/17/22                                     A3           1,022    1,021,718
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------

         Nationscredit Grantor Trust, Boat Retail
          Installment Sales Contracts, Series 1996-1,
          Class A
          5.85%, 9/15/11                                    Aaa       $     204  $   197,573
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $4,314,275)                                                                4,286,280
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Shares/
                                                                          Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (2.4%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
      (1) Pegasus Communications Corp., Inc. Class B                      1,128       12,408
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
   (1)(5) Applause Enterprises, Inc.
          (acquired 11/8/91, cost $72,200)                                1,900        5,700
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7) WestFed Holdings, Inc.
          Class B (acquired 9/20/88, cost $100)                           4,223            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.0%)
   (1)(5) Dr. Pepper Bottling Holdings, Inc. Class A
          (acquired 10/21/88, cost $49,500)                              55,000      866,250
   (1)(3) Specialty Foods Acquisition Corp.                              22,500        5,625
                                                                                 -----------
               GROUP TOTAL                                                           871,875
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.2%)
(1)(5)(7) CIC I Acquisition Corp.
          (acquired 10/18/89, cost $1,076,700)                            2,944      200,192
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
   (1)(3) Mail-Well, Inc.                                                 3,551       69,688
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (1.1%)
      (1) Casino America Inc.                                             4,982       12,455
   (1)(4) Colorado Gaming & Entertainment Co.                             8,822       26,466
   (1)(3) Motels of America, Inc.                                           250       17,000
      (1) Vail Resorts Inc.                                              45,000      877,500
                                                                                 -----------
               GROUP TOTAL                                                           933,421
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
   (1)(5) Jewel Recovery L.P.
          (acquired 7/30/93, cost $0)                                    33,040            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.0%)
      (1) Pagemart Nationwide, Inc.                                       3,500       19,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,899,447)                                                              $ 2,112,534
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (3.9%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (1) GPA Group plc
          7% Second Preference Cum. Conv.                               650,000      313,950
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.1%)
   (1)(3) Granite Broadcasting Corp.
          12.75% Cumulative Exchangeable                                    500      473,750
   (1)(3) Spanish Broadcasting System, Inc. Units                           500      500,000
                                                                                 -----------
               GROUP TOTAL                                                           973,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
      (3) NTL, Inc.
          13.00% Sr. Redeemable Exchangeable                                250      237,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.2%)
         Renaissance Cosmetics, Inc.:
   (1)(3) 14% Sr. Redeemable, Series B                                       14       12,285
   (1)(3) Units                                                             200      201,000
                                                                                 -----------
               GROUP TOTAL                                                           213,285
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (0.2%)
   (1)(7) Consolidated Hydro, Inc.
          13.50% Series H, Conv.                                          1,500      150,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7) WestFed Holdings, Inc.
          Class A (acquired 9/20/88-6/18/93, cost
          $1,203,500)                                                    14,246       14,246
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.6%)
      (1) SD Warren Co. 14% Exchangeable                                 13,000      494,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
         K-III Communications Corp.
          10% Exchangeable, Series D                                      3,500      343,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.4%)
      (1) Lady Luck Gaming Corp.
          Series A                                                       10,000      320,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.3%)
      (1) NEXTLINK Communications, Inc., Units                            6,000      282,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $4,882,845)                                                                3,341,731
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------

RIGHTS (0.0%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Mexico Value Recovery Rights
          expiring 6/30/03                                            3,076,000  $         0
      (1) Terex Corp.
          expiring 5/15/02                                                2,000       10,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $4,019)                                                                       10,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.4%)
--------------------------------------------------------------------------------------------
-----------------
      (1) America Communications Services, Inc.
          expiring 11/1/05                                                1,000       60,000
      (1) American Telecasting, Inc.
          expiring 6/23/99                                                  350          175
      (1) Australis Holdings Pty Ltd.
          expiring 10/30/01                                                 250            0
      (1) Australis Media Ltd.
          expiring 5/15/00                                                  225            0
   (1)(3) Boomtown, Inc.
          expiring 11/1/98                                                  500           10
      (1) CHC Helicopter Corp.
          expiring 12/15/00                                               2,000        1,000
      (1) Casino America, Inc.
          expiring 5/3/01                                                   882          772
   (1)(7) Consolidated Hydro, Inc.
          expiring 12/31/03                                               2,700            0
      (1) County Seat Stores, Inc.
          expiring 10/15/98                                                 500            5
      (1) Crown Packaging Holdings, Ltd.
          expiring 11/1/03                                                1,000          125
      (1) Dairy Mart Convenience Stores, Inc.
          expiring 5/13/98                                                4,172        8,344
   (1)(3) Elsinore Corp.
          expiring 10/8/98                                                5,329            0
      (1) Great American Cookie Co.
          expiring 1/30/00                                                   90          900
      (1) Hemmeter Enterprises, Inc.
          expiring 12/15/99                                               3,000            0
      (1) Hyperion Telecommunications, Inc.
          expiring 4/15/01                                                  750       22,500
      (1) In-Flight Phone Corp.
          expiring 8/31/02                                                  500            0
      (1) IntelCom Group, Inc.
          expiring 9/1/05                                                 1,155       11,550
      (1) InterAct Systems, Inc.
          expiring 8/1/03                                                   400            0
      (1) Intermedia Communications, Inc.
          expiring 6/1/00                                                   300        6,000
      (1) Nextel Communications, Inc.
          expiring 4/25/99                                                  500            5
      (1) Purity Supreme
          expiring 8/1/97                                                 1,733            0
   (1)(3) Renaissance Cosmetics, Inc.
          expiring 8/31/06                                                1,000       50,000
      (1) SD Warren Co.
          expiring 12/15/06                                               8,000       34,000
      (1) Sheffield Steel Corp.
          expiring 11/1/01                                                2,500        7,500

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
      (1) Spanish Broadcasting Systems
          expiring 6/29/99                                                  500  $    97,500
      (1) United International Holdings
          expiring 11/15/99                                                 600        3,000
   (1)(3) Wright Medical Technology
          expiring 6/30/03                                                  206       24,706
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $166,820)                                                                    328,092
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)
--------------------------------------------------------------------------------------------
-----------------
SHORT-TERM INVESTMENTS (6.1%)
--------------------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN BANK DISCOUNT NOTE (6.1%)
         0.00%, 4/1/97 (Cost $5,274,000)                    N/R       $   5,274    5,274,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $74,236,972)                                                              72,317,451
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (17.8%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.1%)
--------------------------------------------------------------------------------------------
-----------------
MEXICO (1.1%)
         Colombia Holdings
          Gtd. Sr. Notes
          10.00%, 5/1/99
           (Cost $1,006,250)                                N/R       USD 1,000    1,006,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (16.7%)
--------------------------------------------------------------------------------------------
-----------------
BRAZIL
      (9) Federal Republic of Brazil
          MYDFA Trust Certificates
          6.563%, 9/15/07                                   N/R        USD 1698    1,505,077
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CANADA
         Government of Canada
          Debentures
          8.75%, 12/1/05                                    Aa1        CAD  825      677,598
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
DENMARK
         Kingdom of Denmark
          Bonds
          8.00%, 3/15/06                                    N/R       DKK 5,200      889,312
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FRANCE
         Government of France
          Debentures
          7.50%, 4/25/05                                    Aaa       FRF 7,000    1,404,115
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO
      (9) United Mexican States
          Discount Bonds Series B
          6.375%, 12/31/19                                  Ba2       USD 2,000    1,750,000
                                                                                 -----------

--------------------------------------------------------------------
-------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
PANAMA
      (9) Republic of Panama
          Interest Reduction Bond
          3.50%, 7/17/14                                    Ba1       USD 2,000  $ 1,459,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA
         Bank of Foreign Economic Affairs of the USSR
          (Vnesneconombank) (When Issued)
          13.00%, 1/15/21                                   N/R       USD 2,000    1,170,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
SOUTH AFRICA
         Republic of South Africa
          Consolidation Bonds, Series 153
          13.00%, 8/31/10                                  Baa1       ZAR 4,200      826,159
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
SPAIN
         Kingdom of Spain
          Debentures
          10.10%, 2/28/01                                   Aa2       ESP 47,000     374,736
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
SUPRANATIONAL
         International Bank for Reconstruction &
          Development
          Japanese Yen Global Bonds
          5.25%, 3/20/02                                    Aaa       JPY 90,000     854,603
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
SWEDEN
         Kingdom of Sweden
          Debentures
          11.00%, 1/21/99                                   Aa1       SEK 2,500      366,210
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
UNITED KINGDOM
         United Kingdom
          Treasury Bonds
          6.00%, 8/10/99                                    Aaa       GBP 2,000    3,220,123
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $14,328,416)                                                              14,496,933
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $15,334,666)                                                              15,503,183
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (101.0%)
  (Cost $89,571,638)                                                              87,820,634
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
LIABILITIES IN EXCESS OF OTHER
ASSETS (-1.0%)                                                                      (834,661)
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
         Applicable to 8,454,140 issued and outstanding $.001 par value shares
          (authorized 100,000,000 shares)                                        $86,985,973
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                                    Value
--------------------------------------------------------------------------------------------
-----------------
NET ASSET VALUE PER SHARE
                                                                                 $     10.29
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MARKET PRICE PER SHARE
                                                                                 $     9.125
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

GBP--British Pound.
CAD--Canadian Dollar.
DKK--Danish Krone.
FRF--French Franc.
JPY--Japanese Yen.
ZAR--South African Rand.
ESP--Spanish Peseta.
SEK--Swedish Krona.
USD--United States Dollar.
N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
TBA--To Be Announced. Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)   Restricted as  to private and public  resale. Total cost  of restricted securities at
      March 31,  1997 aggregated  $2,402,000. Total  market value  of restricted  securities owned at March 31, 1997 was $1,086,388 or 1.2% of net assets.
 (6)   All  or a portion  of this  security was pledged  as collateral  for delayed delivery securities.
 (7)  Securities for which  market quotations are not readily  available are valued at  fair value as determined in good faith by the Board of Directors.
 (8)   Step Bond--Coupon rate is  low or zero for an initial  period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a  designated base rate. The rates shown are those in effect at March 31, 1997.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
-----------------

Pursuant to the BEA Strategic Global Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by The Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $1,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment
Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Strategic Global Income Fund, Inc. or you may call (800) 428-8890.

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